Loans receivables net of credit impairment losses (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of loans receivables
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Loans receivable at amortized cost	248,350	-
Accrued interest	157,726	-
Gross loans receivable	406,076	-
Less: Credit impairment losses	(212,394)	-
Loans receivable, net of credit impairment losses	193,682	-

Schedule of changes in credit impairment losses of loans receivable
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Credit impairment losses as at January 1	640,290	212,394
Charge to statements of profit or loss and other comprehensive income (loss)	373,647	-
Written off of impairment losses	(801,543)	-
Disposal of discontinued operations and subsidiaries	-	(212,394)
Credit impairment losses as of December 31	212,394	-